Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2014
Allowance for Loan Losses [Abstract]
Allowance for Loan Losses by Loan Components
The allocation of the allowance for loan losses by loan components at December 31, 2014 and 2013 was as follows:

	Construction & Development	1-4 Family Residential	Nonfarm, Nonresidential	Commercial and Industrial	Consumer	Other	Total

2014

Allowance for credit losses:
Beginning balance	$73,000	$617,629	$753,050	$1,708,962	$181,309	$41,400	$3,375,350
Charge-offs	-	(102,168)	(1,778)	(146,444)	(66,581)	-	(316,971)
Recoveries	-	1,463	80,630	160,418	41,911	-	284,422
Provision	87,100	281,275	235,413	(421,036)	2,111	27,000	211,863
Ending balance	$160,100	$798,199	$1,067,315	$1,301,900	$158,750	$68,400	$3,554,664

Ending balance: individually evaluated for impairment	$-	$97,799	$117,215	$162,900	$-	$-	$377,914
Ending balance: collectively evaluated for impairment	$160,100	$700,400	$950,100	$1,139,000	$158,750	$68,400	$3,176,750

Loans Receivable:
Ending balance	$10,061,249	$41,824,806	$74,275,793	$56,602,425	$4,997,023	$5,271,062	$193,032,358

Ending balance: individually evaluated for impairment	$13,536	$574,078	$2,658,938	$1,399,469	$-	$228,111	$4,874,132
Ending balance: collectively evaluated for impairment	$10,047,713	$41,250,728	$71,616,855	$55,202,956	$4,997,023	$5,042,951	$188,158,226

2013

Allowance for credit losses:
Beginning balance	$86,300	$668,700	$801,999	$1,604,510	$198,789	$42,800	$3,403,098
Charge-offs	-	(26,967)	(238,541)	(87,374)	(79,667)	-	(432,549)
Recoveries	587	401	2,426	52,433	29,389	-	85,236
Provision	(13,887)	(24,505)	187,166	139,393	32,798	(1,400)	319,565
Ending balance	$73,000	$617,629	$753,050	$1,708,962	$181,309	$41,400	$3,375,350

Ending balance: individually evaluated for impairment	$-	$10,829	$131,950	$206,162	$-	$-	$348,941
Ending balance: collectively evaluated for impairment	$73,000	$606,800	$621,100	$1,502,800	$181,309	$41,400	$3,026,409

Loans Receivable:
Ending balance	$6,353,787	$40,203,978	$60,316,018	$66,612,984	$5,685,407	$3,842,901	$183,015,075

Ending balance: individually evaluated for impairment	$318,111	$337,767	$2,912,421	$2,499,531	$-	$-	$6,067,830
Ending balance: collectively evaluated for impairment	$6,035,676	$39,866,211	$57,403,597	$64,113,453	$5,685,407	$3,842,901	$176,947,245

Impaired Loans Individually Evaluated by Class of Loan
The following table presents loans individually evaluated for impairment by class of loan as of December 31, 2014 and 2013:

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized

2014
With no related allowance recorded:
Construction and development	$13,536	$13,536	$-	$13,788	$2,710
1-4 family residential	174,314	174,314	-	174,882	7,269
Nonfarm, nonresidential	1,806,013	1,806,013	-	1,826,306	94,953
Commercial and industrial	844,682	844,682	-	986,462	9,452
Consumer	-	-	-	-	-
Other loans	228,111	228,111	-	228,884	15,244
	3,066,656	3,066,656	-	3,230,322	129,628

With an allowance recorded:
Construction and development	$-	$-	$-	$-	$-
1-4 family residential	399,764	399,764	97,799	402,691	8,141
Nonfarm, nonresidential	852,925	852,925	117,215	852,872	358
Commercial and industrial	554,787	554,787	162,900	552,865	72
Consumer	-	-	-	-	-
Other loans	-	-	-	-	-
	1,807,476	1,807,476	377,914	1,808,428	8,571

Combined:
Construction and development	$13,536	$13,536	$-	$13,788	$2,710
1-4 family residential	574,078	574,078	97,799	577,573	15,410
Nonfarm, nonresidential	2,658,938	2,658,938	117,215	2,679,178	95,311
Commercial and industrial	1,399,469	1,399,469	162,900	1,539,327	9,524
Consumer	-	-	-	-	-
Other loans	228,111	228,111	-	228,884	15,244
	$4,874,132	$4,874,132	$377,914	$5,038,750	$138,199

2013
With no related allowance recorded:
Construction and development	$318,111	$318,111	$-	$320,260	$21,825
1-4 family residential	263,562	263,562	-	261,364	21,295
Nonfarm, nonresidential	2,095,645	2,165,883	-	2,144,605	120,322
Commercial and industrial	1,359,371	1,561,253	-	1,393,077	71,409
Consumer	-	-	-	-	-
Other loans	-	-	-	-	-
	4,036,689	4,308,809	-	4,119,306	234,851

With an allowance recorded:
Construction and development	$-	$-	$-	$-	$-
1-4 family residential	74,205	74,205	10,829	77,144	4,300
Nonfarm, nonresidential	816,776	816,776	131,950	930,060	24,653
Commercial and industrial	1,140,160	1,140,160	206,162	1,163,698	47,393
Consumer	-	-	-	-	-
Other loans	-	-	-	-	-
	2,031,141	2,031,141	348,941	2,170,902	76,346

Combined:
Construction and development	$318,111	$318,111	$-	$320,260	$21,825
1-4 family residential	337,767	337,767	10,829	338,508	25,595
Nonfarm, nonresidential	2,912,421	2,982,659	131,950	3,074,665	144,975
Commercial and industrial	2,499,531	2,701,413	206,162	2,556,775	118,802
Consumer	-	-	-	-	-
Other loans	-	-	-	-	-
	$6,067,830	$6,339,950	$348,941	$6,290,208	$311,197

Class of Aging Analysis Recorded Investment in Loans
The following table presents an age analysis of past due loans as of December 31, 2014 and 2013:

	30-59 Days Past Due	60-89 Days Past Due	90 Days Plus Past Due	Total Past Due	Current	Total	Recorded Investment > 90 Days and Accruing

2014

Construction and development	$94,736	$-	$-	$94,736	$9,966,513	$10,061,249	$-
1-4 family residential	362,406	274,595	172,981	809,982	41,014,824	41,824,806	-
Nonfarm, nonresidential	137,733	105,473	663,902	907,108	73,368,685	74,275,793	-
Commercial and industrial	63,744	20,476	1,271,937	1,356,157	55,246,268	56,602,425	-
Consumer	169,895	48,785	54,306	272,986	4,724,037	4,997,023	53,184
Other loans	-	-	-	-	5,271,062	5,271,062	-
Total	$828,514	$449,329	$2,163,126	$3,440,969	$189,591,389	$193,032,358	$53,184
Percentage of total loans	0.43%	0.23%	1.12%	1.78%	98.22%	100.00%

Non-accruals included above
Construction and development	$-	$-	$-	$-	$-	$-
1-4 family residential	162,027	56,664	172,981	391,672	112,752	504,424
Nonfarm, nonresidential	133,147	-	663,902	797,049	395,558	1,192,607
Commercial and industrial	18,859	-	1,271,937	1,290,796	-	1,290,796
Consumer	-	-	1,122	1,122	-	1,122
Other loans	-	-	-	-	-	-
	$314,033	$56,664	$2,109,942	$2,480,639	$508,310	$2,988,949

2013

Construction and development	$-	$-	$-	$-	$6,353,787	$6,353,787	$-
1-4 family residential	544,559	165,244	173,786	883,589	39,320,389	40,203,978	-
Nonfarm, nonresidential	193,411	336,036	791,148	1,320,595	58,995,423	60,316,018	-
Commercial and industrial	84,145	2,528	929,552	1,016,225	65,596,759	66,612,984	15,837
Consumer	103,463	68,767	20,742	192,972	5,492,435	5,685,407	19,601
Other loans	-	-	-	-	3,842,901	3,842,901	-
Total	$925,578	$572,575	$1,915,228	$3,413,381	$179,601,694	$183,015,075	$35,438
Percentage of total loans	0.51%	0.31%	1.05%	1.87%	98.13%	100.00%

Non-accruals included above
Construction and development	$-	$-	$-	$-	$70,058	$70,058
1-4 family residential	29,269	-	173,786	203,055	190,032	393,087
Nonfarm, nonresidential	85,646	-	791,148	876,794	1,222,090	2,098,884
Commercial and industrial	-	-	913,715	913,715	321,592	1,235,307
Consumer	259	547	1,141	1,947	1,044	2,991
Other loans	-	-	-	-	-	-
	$115,174	$547	$1,879,790	$1,995,511	$1,804,816	$3,800,327

Loans by Credit Quality Indicator
Loans by credit quality indicator are provided in the following table.

	Total	Pass Credits	Special Mention	Substandard	Doubtful
December 31, 2014

Construction and development	$10,061,249	$10,061,249	$-	$-	$-
1-4 family residential	41,824,806	41,009,963	641,862	172,981	-
Nonfarm, nonresidential	74,275,793	72,657,724	1,618,069	-	-
Commercial and industrial	56,602,425	55,274,007	1,328,418	-	-
Consumer	4,997,023	4,996,479	544	-	-
Other loans	5,271,062	5,254,896	16,166	-	-
	$193,032,358	$189,254,318	$3,605,059	$172,981	$-

	100.0%	98.0%	1.9%	0.1%	-%

Guaranteed portion of loans

Construction and development	$15,604	$15,604	$-	$-	$-
1-4 family residential	584,842	306,212	278,630	-	-
Nonfarm, nonresidential	29,914,244	29,082,499	831,745	-	-
Commercial and industrial	13,858,258	12,877,497	980,761	-	-
Consumer	-	-	-	-	-
Other loans	768,869	760,786	8,083	-	-
	$45,141,817	$43,042,598	$2,099,219	$-	$-

	Total	Pass Credits	Special Mention	Substandard	Doubtful

December 31, 2013

Construction and development	$6,353,787	$6,283,729	$70,058	$-	$-
1-4 family residential	40,203,978	39,586,647	617,331	-	-
Nonfarm, nonresidential	60,316,018	58,188,799	2,022,868	104,351	-
Commercial and industrial	66,612,984	64,556,331	2,056,653	-	-
Consumer	5,685,407	5,684,245	1,162	-	-
Other loans	3,842,901	3,842,901	-	-	-
	$183,015,075	$178,142,652	$4,768,072	$104,351	$-

	100.0%	97.3%	2.6%	0.1%	-%

Guaranteed portion of loans

Construction and development	$73,000	$73,000	$-	$-	$-
1-4 family residential	673,854	629,939	43,915	-	-
Nonfarm, nonresidential	26,835,404	26,063,658	771,746	-	-
Commercial and industrial	19,589,284	18,737,759	851,525	-	-
Consumer	-	-	-	-	-
Other loans	544,195	544,195	-	-	-
	$47,715,737	$46,048,551	$1,667,186	$-	$-

TDRs for which Allowance for Loan Losses Measured
	For the year ended December 31, 2014			For the year ended December 31, 2013
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Troubled Debt Restructurings
Construction and development	-	$-	$-	-	$-	$-
1-4 Family residential	4	327,724	331,425	1	55,336	55,336
Nonfarm, nonresidential	-	-	-	1	145,219	145,219
Commercial and industrial	-	-	-	1	22,065	22,065